CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 715	$ 540
Financial assets	573	424
Accounts receivable and other	1,357	1,171
Inventory	171	141
Current assets	2,816	2,276
Property, plant and equipment	16,337	12,814
Intangible assets other than goodwill	12,155	11,635
Investments accounted for using equity method	4,623	4,591
Investment property	403	190
Goodwill	4,005	3,859
Non-current financial assets	828	921
Other non-current assets	212	219
Deferred tax assets	86	75
Assets	41,465	36,580
Liabilities
Accounts payable and other	2,775	1,308
Current Non-recourse Borrowings And Current Portion of Non-current Non-recourse Borrowings	1,028	985
Financial liabilities	175	124
Current liabilities	3,978	2,417
Corporate borrowings	1,546	1,993
Non-current Portion Of Non-current Non-recourse Borrowings	13,172	12,128
Financial liabilities	1,170	1,156
Other liabilities	1,878	777
Deferred income tax liability	3,468	3,421
Preferred shares	20	20
Total liabilities	25,232	21,912
Partnership capital
Limited partners	4,521	4,513
General partner	23	22
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	1,815	1,823
Non-controlling interest, Exchange LP units, equity	21	71
Interest of others in operating subsidiaries	8,918	7,303
Preferred unitholders	935	936
Total partnership capital	16,233	14,668
Total liabilities and partnership capital	$ 41,465	$ 36,580